Share Repurchase Program - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 08, 2026	May 31, 2021	Dec. 31, 2025
Equity, Class of Treasury Stock [Line Items]
Share repurchase program amount			$ 106,000,000
ADSs [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, period in force	24 months	12 months
Share repurchase program, repurchased shares			15,682,173
ADSs [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program amount	$ 150,000,000	$ 150,000,000
Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, repurchased shares			15,682,173